Common Shares - Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 14, 2021	Sep. 13, 2021	Dec. 31, 2020	Aug. 17, 2020
Share Capital, Reserves, and Other Equity Interest [Abstract]
Revolving credit facility	$ 68,750			$ 0
Equity attributable to the Company's shareholders	265,978			273,578
Undrawn revolving credit facility	56,250			50,000
Capital	390,978			$ 323,578
Revolving Credit Facility
Share Capital, Reserves, and Other Equity Interest [Abstract]
Undrawn revolving credit facility	$ 56,250
Disclosure of detailed information about borrowings [line items]
Accordion feature, higher borrowing capacity option		$ 25,000	$ 25,000		$ 75,000